Other Payables - Long Term & Current - Summary of Future Lease Payments (Details) - Other Payables - Long term [Member] € in Thousands	Dec. 31, 2024 EUR (€)
Summary of future lease payments under the lease agreements [Line Items]
Total future lease payments	€ 213,691
Year 2025 [Member]
Summary of future lease payments under the lease agreements [Line Items]
Total future lease payments	80,950
Year 2026 [Member]
Summary of future lease payments under the lease agreements [Line Items]
Total future lease payments	80,827
Year 2027 [Member]
Summary of future lease payments under the lease agreements [Line Items]
Total future lease payments	44,809
Year 2028 [Member]
Summary of future lease payments under the lease agreements [Line Items]
Total future lease payments	7,105
DUSTER [Member]
Summary of future lease payments under the lease agreements [Line Items]
Total future lease payments	11,201
DUSTER [Member] | Year 2025 [Member]
Summary of future lease payments under the lease agreements [Line Items]
Total future lease payments	4,375
DUSTER [Member] | Year 2026 [Member]
Summary of future lease payments under the lease agreements [Line Items]
Total future lease payments	4,738
DUSTER [Member] | Year 2027 [Member]
Summary of future lease payments under the lease agreements [Line Items]
Total future lease payments	2,088
DUSTER [Member] | Year 2028 [Member]
Summary of future lease payments under the lease agreements [Line Items]
Total future lease payments	0
X-TRAIL [Member]
Summary of future lease payments under the lease agreements [Line Items]
Total future lease payments	16,687
X-TRAIL [Member] | Year 2025 [Member]
Summary of future lease payments under the lease agreements [Line Items]
Total future lease payments	6,055
X-TRAIL [Member] | Year 2026 [Member]
Summary of future lease payments under the lease agreements [Line Items]
Total future lease payments	6,558
X-TRAIL [Member] | Year 2027 [Member]
Summary of future lease payments under the lease agreements [Line Items]
Total future lease payments	4,074
X-TRAIL [Member] | Year 2028 [Member]
Summary of future lease payments under the lease agreements [Line Items]
Total future lease payments	0
KICKS [Member]
Summary of future lease payments under the lease agreements [Line Items]
Total future lease payments	24,631
KICKS [Member] | Year 2025 [Member]
Summary of future lease payments under the lease agreements [Line Items]
Total future lease payments	8,938
KICKS [Member] | Year 2026 [Member]
Summary of future lease payments under the lease agreements [Line Items]
Total future lease payments	9,680
KICKS [Member] | Year 2027 [Member]
Summary of future lease payments under the lease agreements [Line Items]
Total future lease payments	6,013
KICKS [Member] | Year 2028 [Member]
Summary of future lease payments under the lease agreements [Line Items]
Total future lease payments	0
URWAN [Member]
Summary of future lease payments under the lease agreements [Line Items]
Total future lease payments	47,561
URWAN [Member] | Year 2025 [Member]
Summary of future lease payments under the lease agreements [Line Items]
Total future lease payments	18,576
URWAN [Member] | Year 2026 [Member]
Summary of future lease payments under the lease agreements [Line Items]
Total future lease payments	20,118
URWAN [Member] | Year 2027 [Member]
Summary of future lease payments under the lease agreements [Line Items]
Total future lease payments	8,868
URWAN [Member] | Year 2028 [Member]
Summary of future lease payments under the lease agreements [Line Items]
Total future lease payments	0
MICROBUS [Member]
Summary of future lease payments under the lease agreements [Line Items]
Total future lease payments	40,010
MICROBUS [Member] | Year 2025 [Member]
Summary of future lease payments under the lease agreements [Line Items]
Total future lease payments	15,627
MICROBUS [Member] | Year 2026 [Member]
Summary of future lease payments under the lease agreements [Line Items]
Total future lease payments	16,924
MICROBUS [Member] | Year 2027 [Member]
Summary of future lease payments under the lease agreements [Line Items]
Total future lease payments	7,460
MICROBUS [Member] | Year 2028 [Member]
Summary of future lease payments under the lease agreements [Line Items]
Total future lease payments	0
SUNNY [Member]
Summary of future lease payments under the lease agreements [Line Items]
Total future lease payments	25,885
SUNNY [Member] | Year 2025 [Member]
Summary of future lease payments under the lease agreements [Line Items]
Total future lease payments	9,393
SUNNY [Member] | Year 2026 [Member]
Summary of future lease payments under the lease agreements [Line Items]
Total future lease payments	10,173
SUNNY [Member] | Year 2027 [Member]
Summary of future lease payments under the lease agreements [Line Items]
Total future lease payments	6,320
SUNNY [Member] | Year 2028 [Member]
Summary of future lease payments under the lease agreements [Line Items]
Total future lease payments	0
ASX [Member]
Summary of future lease payments under the lease agreements [Line Items]
Total future lease payments	7,503
ASX [Member] | Year 2025 [Member]
Summary of future lease payments under the lease agreements [Line Items]
Total future lease payments	5,207
ASX [Member] | Year 2026 [Member]
Summary of future lease payments under the lease agreements [Line Items]
Total future lease payments	2,295
ASX [Member] | Year 2027 [Member]
Summary of future lease payments under the lease agreements [Line Items]
Total future lease payments	0
ASX [Member] | Year 2028 [Member]
Summary of future lease payments under the lease agreements [Line Items]
Total future lease payments	0
YARIS [Member]
Summary of future lease payments under the lease agreements [Line Items]
Total future lease payments	5,385
YARIS [Member] | Year 2025 [Member]
Summary of future lease payments under the lease agreements [Line Items]
Total future lease payments	4,265
YARIS [Member] | Year 2026 [Member]
Summary of future lease payments under the lease agreements [Line Items]
Total future lease payments	1,120
YARIS [Member] | Year 2027 [Member]
Summary of future lease payments under the lease agreements [Line Items]
Total future lease payments	0
YARIS [Member] | Year 2028 [Member]
Summary of future lease payments under the lease agreements [Line Items]
Total future lease payments	0
KICKS NEW [Member]
Summary of future lease payments under the lease agreements [Line Items]
Total future lease payments	17,626
KICKS NEW [Member] | Year 2025 [Member]
Summary of future lease payments under the lease agreements [Line Items]
Total future lease payments	4,198
KICKS NEW [Member] | Year 2026 [Member]
Summary of future lease payments under the lease agreements [Line Items]
Total future lease payments	4,546
KICKS NEW [Member] | Year 2027 [Member]
Summary of future lease payments under the lease agreements [Line Items]
Total future lease payments	4,923
KICKS NEW [Member] | Year 2028 [Member]
Summary of future lease payments under the lease agreements [Line Items]
Total future lease payments	3,959
RENAULT NEW [Member]
Summary of future lease payments under the lease agreements [Line Items]
Total future lease payments	17,203
RENAULT NEW [Member] | Year 2025 [Member]
Summary of future lease payments under the lease agreements [Line Items]
Total future lease payments	4,317
RENAULT NEW [Member] | Year 2026 [Member]
Summary of future lease payments under the lease agreements [Line Items]
Total future lease payments	4,676
RENAULT NEW [Member] | Year 2027 [Member]
Summary of future lease payments under the lease agreements [Line Items]
Total future lease payments	5,064
RENAULT NEW [Member] | Year 2028 [Member]
Summary of future lease payments under the lease agreements [Line Items]
Total future lease payments	€ 3,146